income taxes - Rate reconciliations (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of effective tax rate
Income taxes calculated at applicable statutory rates	CAD 541	CAD 444
Revaluation of deferred income tax liability to reflect future statutory income tax rates	28	(4)
Adjustments recognized in the current period for income taxes of prior periods	(4)	(12)
Other	(12)	(2)
Income taxes	CAD 553	CAD 426
Applicable statutory rate (as a per cent)	26.60%	26.70%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a per cent)	1.30%	(0.20%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a per cent)	(0.20%)	(0.80%)
Tax rate effect for other (as a per cent)	(0.50%)	(0.10%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a per cent)	27.20%	25.60%